Summary of Net Sales Disaggregated by Channel (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Net sales	$ 9,061,770	$ 4,428,231	$ 23,247,568	$ 13,013,199	$ 17,002,052	$ 10,769,623
e-Commerce [Member]
Product Information [Line Items]
Net sales	2,791,000	1,860,000	8,593,000	4,315,000	7,147,000	1,610,000
Wholesale [Member]
Product Information [Line Items]
Net sales	5,355,000	1,795,000	9,935,000	5,103,000	6,598,000	7,229,000
Private Label [Member]
Product Information [Line Items]
Net sales	$ 916,000	$ 773,000	$ 4,720,000	$ 3,595,000	$ 3,257,000	$ 1,931,000